Other Liabilities	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Liabilities Abstract
Other Liabilities
19.
Other liabilities

	2023	2024
Other financial liabilities:
Payables for customers’ online transactions	49,679	15,363
Payables to suppliers	13,603	22,454
Accrued expenses	2,709	2,300
Accrued dividends payable to non-controlling interest	1,241	362
Derivative financial liabilities	1,165	262
Other	324	967
Total financial liabilities	68,721	41,708

Other non-financial liabilities:
Other taxes payable	15,295	18,757
Deferred revenue	12,436	13,677
Accumulated employee benefits, vacation liabilities	6,210	8,295
Deferred tax liabilities	3,162	4,377
Current income tax payable	1,096	3,404
Other	8,352	14,132
Total non-financial liabilities	46,551	62,642

Total other liabilities	115,272	104,350